GOODWILL AND INTANGIBLE ASSETS (Schedule of Breakdown of Impairment Loss) (Details) (USD $) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill And Intangible Assets Schedule Of Significant Goodwill And Intangible Assets Details
Goodwill and other intangible assets (see note 13)	$ 29,667
Property, plant and equipment (see note 12)	10,437
Prepayments (see note 17)	1,651	$ 757
Total impairment loss	$ 41,755